SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

February 9, 2021

VIA EDGAR

Mr. David L. Orlic Division of Investment Management Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:

Post-Effective Amendment No. 111 to the Registration Statement on Form N-1A of BlackRock Variable Series Funds, Inc. (the “Company”) relating to BlackRock Advantage SMID Cap V.I. Fund (formerly known as BlackRock Advantage U.S. Total Market V.I. Fund), BlackRock International Index V.I. Fund and

BlackRock Small Cap Index V.I. Fund

Dear Mr. Orlic:

On behalf of the Company, we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 111 (the “Amendment”) to the Company’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to BlackRock Advantage SMID Cap V.I. Fund (formerly known as BlackRock Advantage U.S. Total Market V.I. Fund) (the “Advantage Fund”), BlackRock International Index V.I. Fund (the “International Fund”) and BlackRock Small Cap Index V.I. Fund (together with the International Fund, the “Index Funds” and collectively with the Advantage Fund, the “Funds”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that the Amendment become effective on February 9, 2021.

The Amendment is being filed for the purpose of (i) completing the information required to be provided in the Registration Statement and (ii) adding the Statement of Additional Information: Part II related to the BlackRock Government Money Market V.I. Fund to the Registration Statement. We have reviewed the Amendment and represent that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

February 9, 2021

The Amendment also contains the Company’s responses to the telephonic comments provided by David L. Orlic of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on January 19, 2021, regarding the Company’s Post-Effective Amendment No. 110 to its Registration Statement with respect to the Funds filed with the Commission on December 4, 2020, for the purposes of (i) revising the Advantage Fund’s name from BlackRock Advantage U.S. Total Market V.I. Fund to BlackRock Advantage SMID Cap V.I. Fund, (ii) revising the Advantage Fund’s investment strategies and (iii) registering Class III Shares by the Index Funds. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Company. The Company’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

Prospectuses (Index Funds Only): Fees and Expenses of the Fund

Comment 1:    Footnote 2 to the Fees and Expenses Tables for the Class III Shares states: “Other Expenses are based on estimated amounts for the current fiscal year.” Please consider removing the footnote if other Expenses for the new Class III Shares are generally expected to be the same as the Other Expenses of the existing Class I Shares for the applicable Index Fund.

Response:    In response to the Staff’s comment, the Index Funds have replaced footnote 2 with the following: “Other Expenses have been restated to reflect current fees.” The Index Funds believe this footnote will help clarify for investors that the Total Annual Fund Operating Expenses in the Fees and Expenses Table are based on the fiscal year ended December 31, 2020 and therefore do not match the Total Annual Fund Operating Expenses in the Financial Highlights in the prospectus which are based on the fiscal year ended December 31, 2019.

Prospectuses: Principal Risks of Investing in the Fund

Comment 2:    The Staff notes that the risk factors are in alphabetical order. The Staff suggests that the Funds consider changing the order of the risk factors in each Fund’s prospectus in the sections entitled “Fund Overview—Key Facts About BlackRock Advantage SMID Cap V.I. Fund—Principal Risks of Investing in the Fund,” “Fund Overview—Key Facts About BlackRock International Index V.I. Fund—Principal Risks of Investing in the Fund” and “Fund Overview—Key Facts About BlackRock Small Cap Index V.I. Fund—Principal Risks of Investing in the Fund,” respectively, so that the most prominent or significant risks of investing in the Fund are listed toward the beginning of the risk factors.

February 9, 2021

Response:    The Funds have reviewed the risk disclosure and respectfully submit that the current order of the risk factors is appropriate. The Funds also note that they have included the following disclosure in each Fund’s prospectus, in the sections entitled “Fund Overview—Key Facts About BlackRock Advantage SMID Cap V.I. Fund—Principal Risks of Investing in the Fund,” “Fund Overview—Key Facts About BlackRock International Index V.I. Fund—Principal Risks of Investing in the Fund” and “Fund Overview—Key Facts About BlackRock Small Cap Index V.I. Fund-Principal Risks of Investing in the Fund,” respectively, and “Details About the Fund—How the Fund Invests—Investment Risks”:

“The order of the below risk factors does not indicate the significance of any particular risk factor.”

Prospectuses: Performance Information

Comment 3: In each Fund’s prospectus, the caption to the table entitled “Average Annual Total Returns” currently states “As of 12/31.” Per Form N-1A, please revise the captions to read “For the Periods Ended 12/31.”

Response: In response to the Staff’s comment, the Funds have revised the referenced caption to read “For the Periods Ended 12/31” in accordance with Form N-1A.

Comment 4: In the Advantage Fund’s prospectus, the lead-in to the section entitled “Performance Information” states that “Effective February [9], 2021, in connection with the change of the investment strategies of the Fund, the Fund added the Russell 2500™ Index as the performance benchmark against which the Fund measures its performance and removed the Russell 3000® Index as the performance benchmark against which the Fund measures its performance.” We note that the Russell 3000® Index is still listed in the table entitled “Average Annual Total Returns.” Please consider clarifying the referenced language.

Response: In response to the Staff’s comment, the Advantage Fund revised the referenced language as follows: “Effective February 9, 2021, in connection with the change of the investment strategies of the Fund, the Fund replaced the Russell 3000® Index with the Russell 2500™ Index as the performance benchmark against which the Fund measures its performance.”

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Please do not hesitate to contact me at (212) 839-8615 if you have comments or if you require additional information regarding the Company’s Registration Statement.

February 9, 2021

Respectfully submitted,

/s/ Jesse C. Kean
Jesse C. Kean

cc:	Janey Ahn

Jason Rosenthal

John A. MacKinnon